UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6502

Name of Fund:  BlackRock MuniYield Florida Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield Florida Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield Florida Fund


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                             Value
District of Columbia - 0.5%

   $    1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series A,
                5.25% due 10/01/2032 (f)                                                                              $     1,045


Florida - 132.3%

        2,100   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)                                         2,236

        1,595   Arbor Greene Community Development District, Florida, Special Assessment Revenue Refunding Bonds,
                5% due 5/01/2019                                                                                            1,683

        2,420   Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027 (b)                                          2,568

        2,000   Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding
                Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (o)                                              2,160

        2,030   Brevard County, Florida, Local Option Fuel Tax Revenue Bonds, 5% due 8/01/2024 (f)                          2,144

        2,870   Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75% due 10/01/2018 (b)              3,099

        2,750   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern
                University), 5% due 4/01/2031 (c)                                                                           2,869

        1,000   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern
                University), Series B,  5.625% due 4/01/2034                                                                1,061

        1,750   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2023 (m)                                1,860

        2,060   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2026 (m)                                2,181

        2,425   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (m)                                2,556

        2,305   Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital), 6.25% due
                8/15/2023                                                                                                   2,516

        2,850   Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital), 6.375%
                due 8/15/2032                                                                                               3,111

          460   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50% due 10/01/2025           465

        1,170   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.40% due 10/01/2021 (i)             1,189

        1,955   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.85% due 10/01/2027 (i)(m)          2,007

        3,750   Escambia County, Florida, Environmental Improvement Revenue Bonds (International Paper Company
                Projects), AMT, Series A, 4.75% due 12/01/2030                                                              3,653

          455   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 4,
                6.25% due 7/01/2022 (j)                                                                                       465

        1,580   Florida Municipal Loan Council Revenue Bonds, Series A-1, 5.125% due 7/01/2034 (m)                          1,662

        4,250   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2030 (m)                           4,477

        1,220   Florida State Board of Education, Capital Outlay, GO, Public Education, Series A, 6% due 1/01/2010 (n)      1,305

        2,500   Florida State Board of Education, GO (Public Education Capital Outlay), Series J, 5% due 6/01/2031          2,625



Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
S/F          Single-Family



BlackRock MuniYield Florida Fund


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)
<CAPTION

         Face
       Amount   Municipal Bonds                                                                                             Value
Florida (concluded)

   $    1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility System),
                5.125% due 10/01/2033 (b)                                                                             $     1,051

        3,000   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds,
                Series A, 5.25% due 6/01/2026                                                                               3,142

        5,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (m)                                           5,244

        5,900   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
                System), Series A, 6% due 11/15/2011 (n)                                                                    6,499

        1,500   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
                System), Series C, 5.25% due 11/15/2036                                                                     1,585

        2,940   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Adventist
                Health System), Series G, 5.125% due 11/15/2032                                                             3,060

        1,055   Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due 11/01/2012 (b)(n)                   1,142

        2,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT,
                Series A, 7.125% due 4/01/2030                                                                              2,737

        3,750   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT,
                Series B,  7.125% due 4/01/2030                                                                             4,106

        1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
                Series C, 5.50% due 7/01/2032                                                                               1,046

        1,000   Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port Authority Project), AMT, 5%
                due 6/01/2026 (m)                                                                                           1,040

        1,500   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (m)                                       1,559

        1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo
                Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (m)                                                    1,070

        1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions Project),
                AMT, 5.50% due 10/01/2030 (a)                                                                               1,225

        2,800   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions Project),
                AMT, 5.875% due 6/01/2031 (a)                                                                               3,106

        1,500   Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5.125% due 10/01/2032 (f)                      1,571

        2,315   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25% due
                10/01/2032 (f)                                                                                              2,445

        3,145   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center
                Project), Series A, 5% due 8/15/2037                                                                        3,223

        3,800   Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (m)                                       3,975

        3,500   Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System), Series A,
                5.50% due 11/15/2009 (m)(n)                                                                                 3,694

        3,375   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)                                        3,612

           35   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-1,
                7.125% due 3/01/2028 (i)                                                                                       35

        1,380   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance
                Obligor Group), 5% due 11/15/2032                                                                           1,382

        1,610   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance
                Obligor Group), 5.125% due 11/15/2036                                                                       1,633

          105   Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series B,
                7.30% due 1/01/2028 (g)(k)                                                                                    108

           20   Manatee County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Sub-Series 2, 7.75% due 5/01/2026 (g)(k)        20

          170   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1, 6.25% due
                11/01/2028 (k)                                                                                                171

        1,000   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (m)                                  1,043

        1,350   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin Memorial Medical
                Center), Series A, 5.75% due 11/15/2022                                                                     1,452

        3,535   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin Memorial Medical
                Center), Series A, 5.875% due 11/15/2032                                                                    3,807

        3,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (b)                                3,206

        2,435   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (j)                    2,502
        4,300   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT, Series A,
                6% due 10/01/2029 (f)                                                                                       4,608

        4,675   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT, Series A,
                5% due 10/01/2033 (f)                                                                                       4,824

        1,750   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami),
                Series A, 5.75% due 4/01/2029 (b)                                                                           1,859

        4,750   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5% due
                7/01/2033 (f)                                                                                               4,962

          490   Miami-Dade County, Florida, HFA, Home Ownership Mortgage, Revenue Refunding Bonds, AMT, Series A-1,
                6.30% due 10/01/2020 (i)                                                                                      501

            3   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds, DRIVERS,
                Series 208, 7.305% due 8/15/2017 (b)(h)                                                                         3

        3,200   Miami-Dade County, Florida, School Board, COP, Series A, 5.50% due 10/01/2009 (j)(n)                        3,343

        2,500   Miami-Dade County, Florida, School Board, COP, Series B, 5% due 11/01/2031 (b)                              2,626

        2,800   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (m)                      3,016

        1,750   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
                System), 6.25% due 11/15/2012 (n)                                                                           1,955

        5,140   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional
                Healthcare), 6% due 12/01/2012 (n)                                                                          5,684

       10,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (m)(n)                            10,976

        3,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5% due 7/01/2030 (b)      3,134

       10,185   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5% due 7/01/2035 (b)     10,639

          860   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds, Series C,
                5.25% due 10/01/2012 (n)                                                                                      923

          140   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds, Series C, 5.25%
                due 10/01/2023                                                                                                148

        1,955   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (b)                               2,070

        1,760   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due 10/01/2027 (f)          1,881

        5,000   Palm Beach County, Florida, Airport System Revenue Bonds, AMT, Series A, 5% due 10/01/2034 (m)              5,221

        3,390   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due 6/01/2015 (f)              4,180

        6,000   Palm Beach County, Florida, School Board, COP, Series A, 6.25% due 8/01/2010 (f)(n)                         6,524

        2,200   Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (j)                               2,309

        1,435   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (m)                                    1,496

        3,500   Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue Bonds,
                Series A, 5% due 10/01/2025 (j)                                                                             3,694

          430   Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County Program), AMT,
                Series A-1, 6.30% due 9/01/2020 (i)                                                                           434

          655   Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County Program), AMT,
                Series A-1, 6.35% due 9/01/2025 (i)                                                                           662

        3,000   Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.),
                5.75% due 5/15/2013 (n)                                                                                     3,308

        1,480   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (m)                                1,557

        4,385   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (j)                     4,655

        1,200   Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due 11/01/2016 (e)                           1,391

        1,215   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025 (m)                                     1,310

        3,500   Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5% due 9/01/2029 (m)             3,705

        2,045   Reedy Creek, Florida, Improvement District, Utilities Revenue Bonds, Series 1, 5% due 10/01/2025 (b)        2,161

        1,900   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2030 (j)                1,999

        1,000   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (j)                1,050

        2,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2032 (b)                    2,561

        1,200   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2034 (b)                    1,280

        1,015   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due 10/01/2032 (b)                    1,083

        2,275   South Florida Water Management District, COP, 5% due 10/01/2036 (b)                                         2,391

        1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 5.80%
                due 10/01/2034                                                                                              1,040

        1,150   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 6.375%
                due 10/01/2034                                                                                              1,264

        2,190   Sumter County, Florida, Capital Improvement Revenue Bonds, 5% due 6/01/2026 (b)                             2,319

        3,500   Sumter County, Florida, Capital Improvement Revenue Bonds, 5% due 6/01/2030 (b)                             3,695

        5,000   Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due 10/01/2011 (f)(n)                         5,415

        3,235   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25% due 10/01/2034 (f)     3,447

        1,995   Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A,
                5.375% due 11/01/2034 (m)                                                                                   2,163

        1,000   Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A,
                5.125% due 11/01/2036 (m)                                                                                   1,060

        5,040   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125% due
                10/01/2028 (m)                                                                                              5,302

        1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A,
                5% due 6/01/2035 (d)                                                                                        1,050

        5,000   Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due 8/01/2024 (j)                  5,240


Georgia - 1.7%

        3,270   Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding
                Bonds, Series C, 5% due 1/01/2033 (j)                                                                       3,403


New Jersey - 3.6%

        3,500   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                                            3,669

        1,735   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                                            1,864

          505   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                                              532

        1,000   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7% due
                6/01/2013 (n)                                                                                               1,174


Puerto Rico - 4.5%

        1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026                             1,070

        2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I, 5%
                due 7/01/2036                                                                                               2,071

        1,715   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%
                due 2/01/2010 (n)                                                                                           1,809

        4,025   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%
                due 8/01/2029                                                                                               4,236

                Total Municipal Bonds (Cost - $274,455) - 142.6%                                                          288,374




                Municipal Bonds Held in Trust (q)
Florida - 18.2%

       16,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, 6.375% due
                7/01/2010 (f)(n)                                                                                           17,419

        6,595   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Miami
                Children's Hospital), Series A, 5.625% due 8/15/2017 (b)                                                    7,139

        1,180   Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25% due
                2/01/2026 (f)                                                                                               1,269

        1,820   Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25% due
                2/01/2031 (f)                                                                                               1,956

        8,500   South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (m)                 9,150

                Total Municipal Bonds Held in Trust (Cost - $35,243) - 18.2%                                               36,933




       Shares
         Held   Short-Term Securities
        3,187   CMA Florida Municipal Money Fund, 2.99% (l)(p)                                                              3,187

                Total Short-Term Securities (Cost - $3,187) - 1.6%                                                          3,187

                Total Investments (Cost - $312,885*) - 162.4%                                                             328,494
                Other Assets Less Liabilities - 0.5%                                                                          997
                Liability for Trust Certificates, Including Interest Expense Payable - (8.5%)                            (17,167)
                Preferred Shares, at Redemption Value - (54.4%)                                                         (110,071)
                                                                                                                      -----------
                Net Assets Applicable to Common Shares - 100.0%                                                       $   202,253
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $           296,781
                                                ===================
    Gross unrealized appreciation               $            15,157
    Gross unrealized depreciation                             (492)
                                                -------------------
    Net unrealized appreciation                 $            14,665
                                                ===================


(a) ACA Insured.

(b) AMBAC Insured.

(c) Assured Guaranty Insured.

(d) CIFG Insured.

(e) Escrowed to maturity.

(f) FGIC Insured.

(g) FHLMC Collateralized.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) FNMA/GNMA Collateralized.

(j) FSA Insured.

(k) GNMA Collateralized.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA Florida Municipal Money Fund            (4,272)            $31


(m) MBIA Insured.

(n) Prerefunded.

(o) Radian Insured.

(p) Represents the current yield as of January 31, 2007.

(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

                                                  Notional        Unrealized
                                                   Amount        Appreciation

    Pay a fixed rate of 3.547% and receive a floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase
    Expires March 2017                            $25,000            $454


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Florida Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Florida Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Florida Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield Florida Fund, Inc.


Date:  March 26, 2007